Other Non-Operating Income, Net - Schedule of Other Non-Operating Income, Net (Details) - USD ($) $ in Thousands		3 Months Ended				12 Months Ended
		Mar. 29, 2026		Mar. 30, 2025		Dec. 28, 2025		Dec. 29, 2024
Schedule of Other income (Expense), Net [Line Items]
Change in fair value of derivative liabilities		$ 26,608	[1]	$ 15,127	[1]	$ 11,490	[2]	$ 33,986	[2]
Change in fair value of FACT public, private placement and working capital warrants		(615)		1,092		(2,800)		(1,258)
Loss on conversion of SAFE agreements to common stock with related party								(1,250)
Change in fair value of SAFE Agreement with related party		(44)		(20)		(151)		616
Change in fair value of forward purchase agreement liabilities		(1,142)	[3]	268	[3]	(471)	[4]	337	[4]
Loss on issuance of derivative liabilities	[5]							(24,688)
Other financing costs								(3,769)
Other, net		(205)	[6]	292	[6]	1,279	[7]	(221)	[7]
Total Other non-operating income, net		$ 30,761	[8]	$ 14,576	[8]	9,347	[9]	7,932	[9]
Redeemable convertible preferred stock warrant liability [Member]
Schedule of Other income (Expense), Net [Line Items]
Change in fair value								2,869
Change in fair value of Carlyle warrants [Member]
Schedule of Other income (Expense), Net [Line Items]
Change in fair value								$ 1,310

[1]	Includes related party gain on remeasurement of $7.5 million and $3.7 million in the thirteen weeks ended March 29, 2026 and March 30, 2025, respectively.
[2]	Includes $3.5 gain and $0.3 million gain in 2025 and 2024, respectively, in connection with the change in the fair value of derivative liabilities with related parties, the Massey Trust and Carlyle (as later defined in Note 10 – Borrowings and Derivative Liabilities).
[3]	Includes related party income of $0.1 million in the thirteen weeks ended March 30, 2025.
[4]	Change in fair value of forward purchase agreement liabilities with related parties was income of $0.1 million in each of 2025 and 2024, respectively.
[5]	Includes a loss of $3.0 million on the issuance of a derivative liability with a related party in the fiscal year ended December 29, 2024. Refer to Note 10 – Borrowings and Derivative Liabilities for details.
[6]	Includes $0.1 million income due to related parties in the thirteen week period ended March 30, 2025.
[7]	Includes non-cash income with related party of $0.1 million in the fiscal year ended December 28, 2025.
[8]	Includes the following related party transactions (in millions):
[9]	Includes the following related party transactions (in millions):